JASON L. KENT (858) 550-6044 jkent@cooley.com	VIA EDGAR AND FEDERAL EXPRESS

September 28, 2007

United States Securities and Exchange Commission

Mail Stop 6010

100 F Street N.E.

Washington, D.C. 20549

Attn:	Russell Mancuso
Jay Mumford

RE:	Entropic Communications, Inc.
Registration Statement on Form S-1 (File No. 333-144899)
Amendment No. 3

Dear Messrs. Mancuso and Mumford:

Enclosed for electronic filing via EDGAR pursuant to the Securities Act of 1933, as amended (the “Securities Act”), on behalf of our client Entropic Communications, Inc. (the “Company”), is Amendment No. 3 (“Amendment No. 3”) to the Company’s Registration Statement on Form S-1 (the “Registration Statement”) originally filed with the Securities and Exchange Commission (the “Commission”) on July 27, 2007. The copy of Amendment No. 3 that is enclosed with the paper copy of this letter is marked to show changes from the Registration Statement as filed with the Commission on August 31, 2007.

Amendment No. 3 is being filed in response to comments received from the staff of the Commission (the “Staff”) by letter dated September 21, 2007 with respect to the Registration Statement (the “Comment Letter”). The numbering of the paragraphs below corresponds to the numbering in the Comment Letter, the text of which we have incorporated into this response letter for convenience. Except where otherwise indicated, page references in the text of the responses below correspond to the page numbers of Amendment No. 3.

Staff Comments and Company Responses

Prospectus Summary

1.	We note your response to our prior comment 3. Please provide us with copies of the materials you cite and mark them to show where they support your statements about market and technological leadership in your industry.

Response: On behalf of the Company, we are supplementally providing copies of the requested materials to the Staff under separate cover.

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Our Company, page 1

2.	We note your disclosure in response to prior comment 28. However, please clearly and directly disclose your reliance on two companies for “substantially all” of your revenue with at least equal prominence as your reference in this section to your 55 customers. Also, with a view toward clarifying disclosure please tell us whether each of the potential uses and consumer applications of your product described in this section has contributed an approximately equal portion of your revenue.

Response: The Company has revised the disclosure on page 2 to mention its reliance on Verizon and EchoStar with equal prominence to the disclosure regarding the number of the Company’s customers. In addition, the Company has added clarifying disclosure under the subheading “Our Solutions” on page 2 regarding the current level of adoption of its solutions in various consumer and commercial applications described in the prospectus summary and elsewhere in the Registration Statement.

If we fail to comply with environmental regulations, page 24

3.	We note your revisions in response to prior comment 11; however:

a.	If the RoHS was effective after July 1, 2006 and you already incurred costs for compliance, it is unclear why the last sentence of this section continues to state that you may be unable to meet the RoHS regulations;

b.	It is unclear which “upcoming requirements” you mean in the first sentence; and

c.	You continue to disclose that other environmental regulations “may” require reengineering. It remains unclear why you are uncertain.

Response: The Company has revised the disclosure on page 24 to address the Staff’s comment.

Use of Proceeds, page 38

4.	Please provide the disclosure required by the last sentence of instruction 4 to Regulation S-K item 504.

Response: The Company has expanded the disclosure on page 38 as requested.

Capitalization, page 40

5.	Please delete the caption “cash, cash equivalents, and marketable securities” from the capitalization table.

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Response: The Company has deleted the caption “cash, cash equivalents, and marketable securities” from the capitalization table as requested.

Unaudited Pro Forma Condensed Consolidated Combined Financial Statements, page 45

6.	We see that in addition to the pro forma statements of operations for the year-to-date period ended June 30, 2007 you have presented separate pro forma statements of operations for the first quarter and the second quarter of 2007. Please see in Rule 11-02(c)(2)(i) of Regulation S-X that only the period from the fiscal year end to the most recent interim date should be presented. Please delete the separate pro formas for each of the quarters.

Response: The Company has eliminated the separate pro forma statements of operations for the first and second quarters of 2007 as requested.

Intellectual Property, page 93

7.	Please expand your response to prior comment 30 to clarify the scope of the patents that you are not required to license to others.

Response: The Company has revised the disclosure on page 91 as requested.

Executive Compensation, page 100

8.	We note your response to comment 34. Please more clearly identify the components of the compensation surveys you use. For example, disclose the number of companies in the surveys and the range of revenues those companies generate.

Response: The Company has revised the disclosure on page 99 as requested.

Bonuses, page 87

9.	We note your response to prior comment 41; however, it remains unclear why you cannot provide more specific disclosure. For example, it is unclear how disclosure of prior year’s financial goals is likely to cause substantial competitive harm. Likewise, it appears that you could provide more specific information about the design win goals without revealing the customer names that you say are likely to cause substantial competitive harm. Therefore, we reissue prior comments 41 and 46.

Response: In response to the Staff’s comment, the Company has revised the disclosure on pages 100, 101 and 103 to provide additional details regarding the prior and current year’s goals, as well as the pre-approved performance milestones associated with stock option grants in 2006.

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The Company continues to believe that disclosing more specific details regarding the goals and milestones referenced in the Staff’s comment would cause competitive harm to the Company and would be of relatively little value to investors for the reasons discussed below as well as those set forth in the Company’s response to comment 41 received from the Staff by letter dated August 23, 2007 with respect to the Registration Statement (the “Prior Comment Letter”). With respect to the specific financial goals established for the prior year, the Company submits that disclosure of the Company’s actual revenue targets in the prior year would provide the Company’s competitors with insights into how the Company generally models its future revenues at the beginning of each year. Although the 2006 revenue goals are no longer directly relevant to the Company’s current financial expectations, competitors could use the Company’s prior revenue goals, combined with other publicly available information such as past actual revenues and business results, to predict with greater accuracy how the Company likely modeled its current revenue goals and expectations at the beginning of this year. For the reasons set forth in the Company’s response to comment 41 from the Prior Comment Letter, the Company would suffer significant competitive harm if its competitors or customers gained knowledge or significant insights into its current financial models. Moreover, disclosure of these prior financial targets would be of little additional value to investors, who have access to the Company’s actual revenues and other financial results in the prior year, as well as the Company’s disclosure regarding the extent to which the prior year’s financial goals were achieved and the Company’s practice of setting goals that are challenging but attainable.

With respect to the Staff’s comment regarding the disclosure of design win goals, the Company has revised the disclosure on pages 100, 101 and 103 to provide additional detail regarding the parameters associated with such goals. The Company submits, however, that in addition to customers, disclosure of the actual geographic regions or market segments associated with such goals would cause serious competitive harm to the Company. If the Company’s competitors were provided with further detail regarding the actual geographic regions and market segments on which the Company is focusing its design efforts, such competitors could focus their own design resources to more effectively compete with the Company. In particular, competitors could enhance their research and development efforts in market segments the Company has targeted in an attempt to bring products to market before the Company or could enhance their sales efforts in geographic regions the Company has targeted in an attempt to undermine the Company’s sales efforts in those regions.

10.	We note that your disclosure in response to the second sentence of prior comment 44 cites the prior year bonus percentages. Therefore, please explain the basis for the prior year bonus percentages and explain the reasons for the changes to those percentages for 2007.

Response: The Company has revised the disclosure on pages 101 and 102 as requested.

11.

We note your response to prior comment 45. However, the instruction you cite indicates that Compensation Discussion and Analysis should cover actions regarding executive compensation taken after the registrant’s last fiscal year end. Given your disclosure that

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you have taken such actions, we reissue the comment. Also, given that you did not grant discretionary bonuses in 2006 and did so in 2007, it appears that a discussion of the 2007 actions would be necessary to fully understand the operation of your compensation program before investing in your company.

Response: The Company has revised the disclosure on page 102 as requested.

Long-term incentives, page 103

12.	We note the disclosure in response to prior comment 37 regarding the equity-based incentives being part of your efforts to make total compensation competitive. Please quantify the extent to which the increased salaries and equity incentives affected compensation relative to the benchmark disclosed.

Response: The Company has revised the disclosure on pages 99, 100 and 103 as requested.

Policies and Procedures, page 126

13.	We note your response to our prior comment 51. Please clearly disclose that the “audit committee does not apply a set of fixed standards” as you describe in your response.

Response: The Company has revised the disclosure on page 125 as requested.

Principal and Selling Stockholders, page 127

14.	We will continue to evaluate your responses to prior comments 52 and 54 after you provide the requested information.

Response: The Company acknowledges the Staff’s comment.

15.	We note your response to prior comment 53. However, based on the information you provided, we are unable to agree that the terms of the transactions in which the selling stockholders acquired the very shares that they are now offering to the public are not required to be disclosed by Regulation S-K Item 507. Therefore, we reissue the comment.

Response: The Company acknowledges the Staff’s comment and will provide the requested disclosure in the Registration Statement once it has determined the identity of the selling stockholders.

Exhibits

16.	We note your response to prior comment 68. Please tell us how your rationale for excluding the Arabella agreement is consistent with Regulation S-K Item 601(b)(2).

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Response: The Company has concluded that the agreement and plan of merger and reorganization whereby the Company acquired Arabella (the “Arabella Agreement”) does not constitute a “material plan of acquisition” within the meaning of Item 601(b)(2) of Regulation S-K. In reaching such conclusion, the Company considered the following:

•

the primary consideration for the acquisition was 1,265,000 shares of the Company’s common stock, which represented approximately 0.66% of the total outstanding shares of the Company’s common stock as of June 30, 2007;

•

the primary rationale for the acquisition was that it represented a timely and cost-efficient means of obtaining a team of nine employees with relevant expertise in software development (i.e., the transaction did not involve the acquisition of any material technology or other assets);

•

as indicated in the Company’s response to comment 64 from the Prior Comment Letter, the Arabella Agreement relates to an acquisition of an entity that does not constitute a “significant subsidiary” of the Company pursuant to Item 3-05 of Regulation S-X; and

•	the Company does not consider its current business to be substantially dependent upon the personnel or assets acquired pursuant to the Arabella Agreement.

Accordingly, the Company respectfully submits that the Arabella Agreement is not required to be filed as an exhibit to the Registration Statement.

* * * * * * * * *

In addition to the responses to the Comment Letter set forth above, the Company respectfully submits the following information in response to comment 62 from the Prior Comment Letter, the text of which is provided below for convenience:

62.	Please provide us with a schedule showing in chronological order, the date of grant, optionee, number of options granted, exercise price and the fair value of the underlying shares of common stock for the options issued within during 2006 and to date in 2007. Also include other issuances or preferred and common stock. Please indicate the compensation recorded for each of these issuances and reconcile to the amounts recorded in the financial statements.

Describe to us the objective evidence and analysis which supports your determination of the fair value at each grant and stock issuance date. Highlight any transactions with unrelated parties believed by management to be particularly evident of an objective fair value per share determination. Also provide us with a chronological bridge of management’s fair value per share determinations to the current estimated IPO price per share. Also, indicate when discussions were initiated with your underwriter(s) about possible offering price ranges.

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I.	Schedule of Option Grants and Stock Issuances and Related Compensation

The following schedules reflect, in chronological order, (i) grants of options to purchase common stock to employees and non-employee directors during 2006 and the first two quarters of 2007, (ii) grants of options to purchase common stock to non-employees other than non-employee directors for services during 2006 and the first two quarters of 2007 and (iii) issuances of preferred stock and warrants to non-employees during 2006 and the first two quarters of 2007. The schedules detail the type of grant or issuance, the month of grant or issuance, the number of shares issued, the issuance or exercise price, the fair value of the shares (or underlying shares) for financial reporting purposes and the aggregate amount of compensation expense recorded. The Company will update such information through the third quarter of 2007 in connection with its filing of an amendment to the Registration Statement containing financial statements pertaining to such quarter.

A.	Issuance of Options for Common Stock to Employees and Non-Employee Directors

The following schedule lists information related to grants of options to purchase common stock to employees and non-employee directors during 2006 and the first two quarters of 2007:

Month	Number of Underlying Shares	Exercise Price per Share	Deemed Fair Value per Share	Intrinsic Value per Share	SFAS 123R Compensation Expense Recorded Through June 30, 2007†	Remaining Unrecognized SFAS 123R Compensation Expense as of June 30, 2007†
March 2006	700,000	$0.10	$0.28	$0.18	$47,530	$113,470
April 2006	300,000	$0.10	$0.28	$0.18	$19,462	$50,866
May 2006+	490,000	$0.10	$0.36	$0.26	$36,935	$115,527
August 2006	794,000	$0.10	$0.59	$0.49	$73,632	$326,839
October 2006+	850,000	$0.10	$0.79	$0.69	$96,841	$521,719
December 2006+	1,015,000	$0.10	$1.11	$1.01	$129,805	$943,641
February 2007	725,000	$0.21	$1.57	$1.36	$112,804	$347,996
May 2007+^	8,117,500	$0.46	$2.03	$1.57	$478,872	$13,970,278

Total	12,991,500				$995,881	$16,390,335

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+	Includes options to purchase common stock granted to executive officers of the Company.

^	Includes options to purchase common stock granted to non-employee directors of the Company.

†	Includes estimated forfeitures in accordance with SFAS 123R.

B.	Issuance of Options for Common Stock to Non-Employees other than Non-Employee Directors

The following schedule lists information related to grants of options to purchase common stock to non-employees other than non-employee directors for services during 2006 and the first two quarters of 2007:

Month	Number of Underlying Shares	Exercise Price per Share	Deemed Fair Value per Share	Intrinsic Value per Share	EITF No. 96-18 Compensation Expense Recorded Through June 30, 2007
March 2006	25,000	$0.10	$0.28	$0.18	$11,047
December 2006	10,000	$0.10	$1.11	$1.01	$10,821
May 2007	115,000	$0.46	$2.03	$1.57	$8,425

Total	150,000				$30,293

C.	Issuance of Common Stock, Preferred Stock and Warrants to Non-Employees

The following schedule lists information related to issuances of common stock (other than pursuant to the exercise of stock options), preferred stock and warrants issued to non-employees other than non-employee directors during 2006 and the first two quarters of 2007:

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Month	Type of Issuance	Common Stock Equivalents (“CSE”)	Exercise or Issuance Price per CSE		Fair Value per Share (or Underlying Share)
April 2006	Series C preferred stock sold for cash to investors for capital raising purposes	3,742,049	$0.8017		$0.8017
April 2007	Warrants to purchase Series C preferred stock issued to lenders in connection with a venture loan and security agreement	698,513	$0.8017		$0.8017
May 2007	Common stock issued in connection with acquisition of Arabella Software Ltd.	1,265,000	$1.95		$1.95
June 2007	Common stock issued in connection with acquisition of RF Magic, Inc.	19,169,412	$2.22		$2.22
	Series D-1 preferred stock issued in connection with acquisition of RF Magic, Inc.	2,277,591	$2.23		$2.23
	Series D-2 preferred stock issued in connection with acquisition of RF Magic, Inc.	19,082,222	$2.25		$2.25
	Series D-3 preferred stock issued in connection with acquisition of RF Magic, Inc.	21,027,727	$2.40		$2.40
	Options to purchase common stock assumed in connection with acquisition of RF Magic, Inc.	8,725,121	$0.2022	*	$2.22
	Warrants to purchase common stock assumed in connection with acquisition of RF Magic, Inc.	1,051,382	$0.1318		$2.22
	Warrants to purchase Series D-2 preferred stock assumed in connection with acquisition of RF Magic, Inc.	101,225	$0.740911486		$2.25
	Warrants to purchase Series D-3 preferred stock assumed in connection with acquisition of RF Magic, Inc.	561,808	$1.317175975		$2.40

*	Represents the weighted average exercise price per share of the assumed options.

II. Discussion of Fair Value Determinations

The following discussion (i) sets forth the historical approach taken by the Company to value its common stock and the approach taken by the Company to retrospectively analyze the fair value of its common stock for financial reporting purposes for the period from January 1, 2006 forward and (ii) reconciles the fair value of the Company’s common stock for financial reporting

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purposes to the possible price ranges for this offering based on a preliminary valuation estimate of the Company received from its investment bankers in connection with this offering.

A.	Overview of Historical Option Pricing

Given the absence of an active market for the Company’s common stock, the fair values for the Company’s option grants were historically determined by its Board of Directors (the “Board”) with input from the Company’s management. The Board, by virtue of its membership including several venture capitalists, had considerable experience in valuing the securities of early-stage companies. At the date of each option grant, the Board determined that the exercise price for the option was equivalent to the then-existing fair value for the Company’s common stock. The Board considered objective and subjective factors in making this determination, including:

•

valuation indicators for the common stock price, such as the prices for the Company’s preferred stock sold to outside investors in arm’s length transactions and the rights, preferences and privileges of the Company’s preferred stock relative to those of its common stock;

•	the Company’s stage of development and revenue growth;

•	material events that could result in increased valuation of the Company’s common stock;

•	material risks affecting the Company’s business; and

•	the lack of marketability of the Company’s common stock.

Beginning in January 2006, the Board also relied upon periodic valuations of its common stock. The Company respectfully submits that the Board has made extensive and appropriate efforts to properly value its common stock in all periods. The Company recognizes that the judgments involved in such efforts necessarily involve an element of subjectivity.

B.	Overview of Company’s Retrospective Analysis of Fair Value of Common Stock

In April through July 2007, in connection with its 2006 year-end audit and its preparations for this offering, the Company undertook retrospective analyses of the fair value of its common stock for financial reporting purposes to determine whether there was a compensatory element in its historical option grants. Based, in part, on such analysis and other information considered by the Company’s management and the Board, including specific developments in the Company’s business, general developments in the markets addressed by the Company, and assessments of the Company’s prospects for completing a public offering or other liquidity event or remaining privately held, the Company determined an adjusted fair value per share of its common stock for financial reporting purposes at the date of each equity-related transaction during the review period and recorded stock-based compensation for those grants where the adjusted fair value exceeded the initial grant exercise price.

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The Company undertook the retrospective analyses as of five dates — March 31, 2006, July 31, 2006, October 31, 2006, April 30, 2007 and June 30, 2007 — the first four of which were selected because they were in close proximity to dates on which the Board approved stock option grants and the last of which was selected because it was the date the Company completed its acquisition of RF Magic, Inc. For periods prior to January 1, 2006, the Company believes the estimated fair value determinations originally made by the Board were appropriate because of the Company’s early stage of development and revenue growth prior to that time.

The retrospective analyses were undertaken using a valuation methodology consistent with the recommendations of the American Institute of Certified Public Accountants Audit and Accounting Practice Aid Series, Valuation of Privately-Held-Company Equity Securities Issued as Compensation (the “AICPA Practice Aid”). Paragraph 112 of the AICPA Practice Aid provides that “an underwriter’s estimate of the ultimate IPO price is generally not likely to be a reasonable estimate of the fair value for pre-IPO equity transactions of the enterprise.” Accordingly, the Company did not give weight to valuation assessments from its investment bankers in conducting its retrospective valuation analysis, other than as one of the factors in the Company’s determination of its estimated market value for purposes of the initial public offering scenario described below. Instead, the valuation reports for the five dates specified above contain all of the required content for valuation reports outlined in the AICPA Practice Aid, as well as much of the additional content recommended for inclusion by the AICPA Practice Aid. Because during the review period there were no quoted market prices in active markets for the Company’s common stock and there were no arms’-length cash transactions with unrelated parties for issuances of the Company’s common stock, the Company considered the historical results and future prospects of the Company’s operations, the likelihood that the Company would complete a public offering or other liquidity event or remain privately held, and other factors as discussed in the valuation reports. The Company is supplementally providing the valuation reports under separate cover.

As strongly recommended by the AICPA Practice Aid, the Company used a Probability-Weighted Expected Return (“PWER”) method to assess the present value of the returns afforded to stockholders under four possible future scenarios for the Company as of the respective valuation dates:

•	continuing to operate as a private company;

•	completing an acquisition;

•	completing an initial public offering; or

•	liquidating the Company’s assets upon bankruptcy.

The following are the approaches, inputs and assumptions used in the PWER method for each of the four possible future scenarios described above.

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1.	Private Company Scenario

In the private company scenario, the Company estimated its future cash flows based on forecasts of revenues and expenses. This analysis required the preparation and analysis of a reliable forecast of the expected future financial performance of the Company. The estimated future cash flows were then discounted to a present value using a discount rate ranging from 35% to 19%, which appropriately accounted for the market cost of capital as well as the risk and nature of the subject cash flow. The Company also developed a list of comparable companies (based primarily on industry, product and market characteristics) and derived appropriate valuation multiples based on those companies’ financial statements and stock prices which it used to determine the Company’s estimated market value. The Company then apportioned the average of the two values to its various classes of securities, taking into account the liquidation preferences of its preferred stock, to arrive at a per share value for its common stock. Lastly, the Company applied a discount rate ranging from 31% to 24% to account for the fact that holders of non-marketable shares were unable to liquidate their holdings at will or at all. The following table reflects the foregoing calculations at each valuation date:

Valuation Date	Discount Rate (Future Cash Flow Approach)	Market Value of Equity (Future Cash Flow Approach)	Market Value of Equity (Comparable Company Approach)	Average Market Value of Equity	Marketability Discount	Value per Common Share
	(in thousands, except for percentages)
March 31, 2006	35%	$128.2	$65.1	$96.7	31%	$0.33
July 31, 2006	35%	$138.7	$77.4	$108.1	31%	$0.38
October 31, 2006	30%	$217.9	$106.5	$162.2	31%	$0.67
April 30, 2007	25%	$197.1	$131.3	$164.2	25%	$0.66
June 30, 2007	19%	$375.6	$292.1	$333.8	24%	$0.98

2.	Acquisition Scenario

In the acquisition scenario, the Company developed a list of comparable companies (based primarily on industry, product and market characteristics) and derived appropriate valuation multiples based on those companies’ financial statements and stock prices. The Company then used these multiples and a discount rate ranging from 35% to 19%, which the Company believed appropriately accounted for the market cost of capital to its common stockholders as well as the risk and nature of the cash flow, to determine its estimated market value. From this amount, the Company again apportioned that total value to its various classes of securities, taking into account the liquidation preferences of its preferred stock, to arrive at a per share value for its common stock as of the future time of the anticipated transaction. Lastly, in circumstances where the liquidation preferences of its preferred stock did not exceed the Company’s estimated market value, the Company applied a discount rate ranging from 24% to 12% to reflect the lack of marketability of its common stock. The following table reflects the foregoing calculations at each valuation date:

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Valuation Date	Discount Rate	Market Value of Equity	Marketability Discount	Value per Common Share
	(in thousands, except for percentages)
March 31, 2006	35%	$68.9	N/A+	—+
July 31, 2006	35%	$180.1	24%	$0.32
October 31, 2006	30%	$195.1	22%	$0.75
April 30, 2007	25%	$312.6	14%	$1.49
June 30, 2007	19%	$454.9	12%	$1.41

+ The liquidation preferences of the Company’s preferred stock exceeded the Company’s estimated market value at March 31, 2006, thereby eliminating any per share value for the Company’s common stock at such date and rendering the marketability discount irrelevant.

3.	Initial Public Offering Scenario

The methodology the Company used for the initial public offering scenario was substantially the same as the methodology for the acquisition scenario, except that (i) the Company utilized information provided by its investment bankers in connection with its organizational meeting for this offering as a factor in determining its estimated market value and (ii) the Company’s liquidation preferences were disregarded given the expected automatic conversion of all of the Company’s outstanding preferred stock into common stock prior to the closing of this offering. The following table reflects the foregoing calculations at each valuation date:

Valuation Date	Discount Rate	Market Value of Equity	Marketability Discount	Value per Common Share
	(in thousands, except for percentages)
March 31, 2006	35%	$302.0	25%	$1.73
July 31, 2006	35%	$334.8	23%	$1.92
October 31, 2006	30%	$367.1	21%	$2.16
April 30, 2007	25%	$414.7	14%	$2.46
June 30, 2007	19%	$661.1	12%	$2.66

4.	Liquidation Upon Bankruptcy Scenario

In the liquidation upon bankruptcy scenario, the Company assumed that all of its assets available for distribution to its stockholders would be apportioned to its preferred stock after taking into account their liquidation preferences, thereby eliminating any per share value for the Company’s common stock.

5.	Probability-Weighted Expected Returns

The valuation analysis applied probabilities to each of the four potential scenarios described above at each valuation date as follows:

Date	Private Company	Acquisition	Initial Public Offering	Liquidation Upon Bankruptcy
March 31, 2006	40%	40%	10%	10%
July 31, 2006	40%	40%	10%	10%
October 31, 2006	40%	40%	15%	5%
April 30, 2007	10%	29%	60%	1%
June 30, 2007	10%	19%	70%	1%

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6.	Summary Calculation of Estimated Fair Value of Common Stock

The following table summarizes the calculation of the estimated fair value of the Company’s common stock at each valuation date under each potential scenario and their probability-weighted average:

Date	Private Company	Acquisition	Initial Public Offering	Liquidation Upon Bankruptcy	Probability- Weighted Average
March 31, 2006	$0.13	—	$0.17	—	$0.31
July 31, 2006	$0.15	$0.13	$0.19	—	$0.46
October 31, 2006	$0.27	$0.30	$0.32	—	$0.89
April 30, 2007	$0.07	$0.43	$1.47	—	$1.97
June 30, 2007	$0.10	$0.27	$1.86	—	$2.22

Having identified the adjusted fair value of the Company’s common stock as $0.31, $0.46, $0.89, $1.97 and $2.22 as of March 31, 2006, July 31, 2006, October 31, 2006, April 30, 2007 and June 30, 2007, respectively, the Company did not perform valuations to reassess the fair value for each grant date during the review period. Instead, the Company extrapolated fair values of its common stock for each option grant date between the dates of the retrospective valuations by ratably increasing the adjusted fair values between such dates.

Based on the adjusted fair values of the Company’s common stock for each grant date during the review period, the Company recorded stock-based compensation for stock option grants under the provisions of SFAS 123R using the Black-Scholes option pricing model and the assumptions described on page [60] of the Registration Statement. Stock-based compensation expense related to employees for the year ended December 31, 2006 and the six months ended June 30, 2007 was $183,000 and $813,000, respectively.

The Company recognizes that there are significant judgments and estimates inherent in the retrospective analysis of adjusted fair value for financial reporting purposes, which include determinations of the appropriate valuation methods and, when utilizing a market-based approach, the selection and weighting of appropriate market comparables. For these and other reasons, the adjusted fair values used to compute stock-based compensation expense for financial reporting purposes may not reflect the fair values that would result from the application of other valuation methods, including accepted valuation methods for tax purposes.

C.	Reconciliation of Adjusted Fair Market Value to Investment Bankers’ Valuation Assessment

Following the filing of Amendment No. 2 to the Registration Statement, the Company and its investment bankers initiated discussions regarding a preliminary valuation estimate for the

4401 EASTGATE MALL, SAN DIEGO, CA 92121 T: (858) 550-6000 F: (858) 550-6420 WWW.COOLEY.COM

United States Securities and Exchange

Commission

September 28, 2007

Page Fifteen

Company that could be utilized to determine possible offering price ranges. The investment bankers preliminarily advised the Company that its fully distributed equity value would potentially range between $737.5 – $901.4 million; that for purposes of pricing this offering, it should assume a 15% discount to the expected market valuation; and that this offering would likely involve the sale of newly issued shares by the Company for gross proceeds of approximately $100 million. Based on these assumptions, management derived a valuation for the Company of $541.3 – $683.8 million, or $2.49 – $3.15 per share, which is substantially in line with the per share values arrived at through the PWER method outlined above. The Company further advises the Staff that it is in the process of completing an analysis of the fair value of its common stock as of August 31, 2007 pursuant to the PWER method and the AICPA Practice Aid, and currently anticipates that such analysis will result in a per share value between $2.75 to $2.85 per share, which is squarely within the valuation range set forth above. The Company will provide additional information regarding the August 31, 2007 analysis in connection with its filing of an amendment to the Registration Statement containing financial statements relating to the third quarter of 2007.

D.	Conclusion

Based on the Board’s historical determination of fair value and the subsequent retrospective analysis by the Company of adjusted fair value for financial reporting purposes, the Company respectfully submits that it has recorded appropriate stock-based compensation expense for all periods presented in the Registration Statement.

* * * * * * * * * *

The Company respectfully requests the Staff’s assistance in completing the review of the Registration Statement and Amendment No. 3 as soon as possible. Please advise us if we can provide any further information or assistance to facilitate your review. Please direct any further comments or questions regarding Amendment No. 3 or this response letter to me at (858) 550-6044 or to Charles Kim at (858) 550-6049.

Sincerely,

/s/ Jason L. Kent

Jason L. Kent

cc:	Patrick C. Henry, Entropic Communications, Inc.
Lance W. Bridges, Esq., Entropic Communications, Inc.
Frederick T. Muto, Esq., Cooley Godward Kronish LLP
Charles S. Kim, Esq., Cooley Godward Kronish LLP
Alan F. Denenberg, Esq., Davis Polk & Wardwell

4401 EASTGATE MALL, SAN DIEGO, CA 92121 T: (858) 550-6000 F: (858) 550-6420 WWW.COOLEY.COM